Akin Gump Strauss Hauer & Feld LLP 1111 Louisiana Street 44th Floor Houston, TX 77002	T +1 713.220.5800 F +1 713.236.0822 akingump.com
Bryan D. Flannery +1 713.250.3579 bflannery@akingump.com

July 25, 2025

CONFIDENTIAL SUBMISSION VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	TWFG, Inc.
Confidential Draft Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of TWFG, Inc., a Delaware corporation (the “Company”), we hereby submit for confidential nonpublic review a draft Registration Statement on Form S-3 (the “Registration Statement”) to the staff of the Securities and Exchange Commission. The Registration Statement submitted herewith relates to the Company’s shelf registration statement for the sale of the Company’s securities in one or more offerings.

The Company undertakes to publicly file the Registration Statement and nonpublic draft submission at least two business days prior to the requested effective time and date of the Registration Statement.

If you have any questions or require additional information in the course of your review of the enclosed Registration Statement, please call me at (713) 250-3579.

Sincerely,

/s/ Bryan Flannery
Bryan Flannery
Akin Gump Strauss Hauer & Feld LLP